13. INCOME AND SOCIAL CONTRIBUTION TAXES	12 Months Ended
Dec. 31, 2017
Income And Social Contribution Taxes
INCOME AND SOCIAL CONTRIBUTION TAXES

13. INCOME AND SOCIAL CONTRIBUTION TAXES

13.1. Deferred income and social contribution taxes
	12.31.17	12.31.16
Assets
Tax loss carryforwards (corporate income tax)	1,438.9	1,317.3
Negative calculation basis (social contribution tax)	401.4	376.6

Temporary differences
Provisions for tax, civil and labor risks	398.0	268.2
Suspended collection taxes	12.3	22.1
Allowance for doubtful accounts	116.1	107.2
Provision for property, plant and equipment losses	6.3	3.2
Provision for losses on tax credits	53.2	51.3
Provision for other obligations	92.8	67.5
Provision for inventory losses	98.6	17.6
Employees' benefits plan	127.4	112.2
Unrealized losses on derivatives financial instruments	80.4	133.3
Unrealized losses on inventories	4.4	2.4
Provision for losses - notes receivables	13.7	13.2
Business combination - Sadia (1)	206.8	329.0
Other temporary differences	96.7	106.5
	3,147.0	2,927.6

Liabilities
Temporary differences
Unrealized gains on fair value	(38.5)	(78.3)
Difference between tax basis and accounting basis of goodwill amortization	(301.8)	(254.3)
Difference between tax depreciation rate and accounting depreciation rate (useful life)	(694.2)	(694.5)
Business combination - Sadia (1)	(727.1)	(703.0)
Business combination - AKF	(17.8)	(19.1)
Business combination - Dánica and Avex	(4.5)	(6.7)
Business combination - Invicta	(30.9)	(39.8)
Business combination - AFC	-	(34.4)
Business combination - Federal Foods	-	(7.6)
Business combination - other companies (2)	(35.8)	(58.2)
Other - exchange rate variation	(54.9)	(48.6)
Other temporary differences	(27.4)	(36.2)
	(1,932.9)	(1,980.7)

Total deferred tax	1,214.1	947.0

Total Assets	1,369.4	1,103.1
Total Liabilities	(155.3)	(156.2)
	1,214.1	947.0

(1)          The deferred tax asset on the business combination with Sadia is mainly computed on the difference between the goodwill amortization tax basis and goodwill accounting basis identified in the purchase price allocation. Deferred tax liability on business combination with Sadia is substantially represented by the fair value of property, plant and equipment, trademarks and contingent liabilities.

(2)          Deferred tax liabilities related to the business combinations with Quickfood (trademarks, customer relationship, Fair value of property, plant and equipment) and AFC (customer relationship).

The roll-forward of deferred tax is set forth below:

	12.31.17	12.31.16

Beginning balance	947.0	1,067.7
Deferred income and social contribution taxes recognized in the statement of income	230.0	104.1
Deferred income and social contribution taxes writte-off for fiscal loss and negative calculation basis - PERT	(56.9)	-
Deferred income and social contribution taxes recognized in other comprehensive income	15.2	(261.6)
Deferred income and social contribution taxes not recognized in the statement of income - (Dropdown SHB)	-	-
Business combination	(15.9)	(20.8)
Deferred income and social contribution taxes on disposals of goodwill from BRF Gmbh and Invicta	44.4	-
Exchange rate variation over deferred income and social contribution taxes related to business combination	(7.2)	44.0
Other	57.5	13.6
Ending balance	1,214.1	947.0

13.2.      Estimated time of realization

Deferred tax arising from temporary differences will be realized as these differences are settled. The period of the settlement or realization of such differences is uncertain and is tied to several factors that are not under control of the Management.

When assessing the likelihood of the realization of deferred tax assets on income tax loss carryforward and negative calculation basis of social contribution tax, Management considers the Company’s budget, strategic plan and projected taxable income. Based on this estimate, Management believes that it is more likely than not that the deferred tax will be realized, as shown below:

2018	27.9
2019	74.8
2020	137.8
2021	155.3
2022	184.5
2023 to 2025	714.4
2026 onwards	545.6
1,840.3

During 2017, although tax loss carryforwards were generated in Austria (BRF GmbH and BRF Foods), no deferred tax assets were recorded since the Company did not consider that it possible to use them in the next 10 years. In BRF GmbH, despite it was recorded a loss of R$499.5, it was not possible to recorded deferred tax asset of 25% on this basis or R$124.9. For BRF Foods, likewise, despite a loss of R$322.1, R$80.5 of deferred tax asset was not recorded.

13.3.     Income and social contribution taxes reconciliation

	12.31.17	12.31.16	12.31.15

(Loss) Income before income and social contribution taxes	(1,345.5)	(317.5)	2,558.2
Nominal tax rate	34%	34%	34%
Credit (expense) at nominal rate	457.5	107.9	(869.8)

Reconciling itens
Equity interest in income (loss) of subsidiaries, associates and joint venture	7.6	10.0	(35.3)
Exchange rate variation on foreign investments	71.7	(224.6)	460.2
Difference of tax rates on results of foreign subsidiaries	87.0	(144.9)	586.9
Deferred income tax not constituted abroad	(363.8)	-	-
Interest on shareholders' equity	-	174.5	305.7
Stock options	(7.3)	(14.8)	(20.0)
Transfer price	(15.8)	(1.5)	(8.4)
Profit sharing	-	(0.8)	(10.5)
Penalties	(6.8)	(7.9)	(4.2)
Change rate/Impairment - Argentina subsidiaries	(117.8)	-	-
Investment grant	49.1	41.7	44.8
Special Regime for the Reintegration of Tax Values for Exporting Companies (Reintegra)	8.4	1.0	-
Other permanent differences	76.8	9.5	(59.8)
	246.6	(49.9)	389.6

Current income tax	16.6	(154.0)	(17.1)
Deferred income tax	230.0	104.1	406.6

(1)         On December 27, 2017, it was sanctioned by the Honorable Congreso de la Nación, the Law 27,430 (through Decree nº1.112 / 2017) that changed the income tax rate in Argentina. The enacted 35% tax rate in 2017 was changed to 30% in 2018 and 2019 and to 25% in 2020. The change in the rate was considered in the study of deferred taxes recorded in the Argentine subsidiaries and generated a reduction of deferred income tax assets in the amount of R$58.3, which was recorded during the year of 2017. In addition, the Company derecognized in the amount of R$59.5 arising from the analysis of the expectation of recoverability of deferred income tax balances on losses in Argentina.

The taxable income, current and deferred income tax from foreign subsidiaries is presented below:

	12.31.17	12.31.16	12.31.15
Taxable income (loss) from foreign subsidiaries	(432.3)	(1,289.8)	2,064.7
Current income tax credit (expense) from foreign subsidiaries	(67.1)	(58.2)	(41.0)
Deferred income tax from foreign subsidiaries	(18.0)	348.1	5.8

Company determined that the earnings recorded by the holdings of its wholly-owned subsidiaries located abroad will not be redistributed.

Such resources will be used for investments in the subsidiaries, and thus no deferred income tax was recognized. The total of undistributed earnings corresponds to R$3,182.4 as of December 31, 2017 (R$3,317.1 as of December 31, 2016).

Brazilian income taxes are subject to review for a five-year period, during which the tax authorities might audit and assess the Company for additional taxes and penalties. Subsidiaries located abroad are taxed in their respective jurisdictions, according to local regulations.